Intangible assets (Table)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Continuity schedule of intangible assets [text block]
(in USD million)	Exploration expenses	Acquisition costs - oil and gas prospects	Goodwill	Other	Total

Cost at 31 December 2018	2,685	5,854	565	797	9,901
Additions through business combinations	0	0	1,070	10	1,080
Additions	515	900	0	155	1,571
Disposals at cost	(7)	(361)	0	(0)	(367)
Transfers	(71)	(143)	0	0	(213)
Expensed exploration expenditures previously capitalised	(120)	(657)	0	0	(777)
Impairment of goodwill	0	0	(164)	0	(164)
Effect of changes in foreign exchange	11	5	(12)	(1)	3

Cost at 31 December 2019	3,014	5,599	1,458	962	11,033

Accumulated depreciation and impairment losses at 31 December 2018				(229)	(229)
Amortisation and impairments for the year				(60)	(60)
Amortisation and impairment losses disposed intangible assets				(6)	(6)
Effect of changes in foreign exchange				1	1

Accumulated depreciation and impairment losses at 31 December 2019				(295)	(295)

Carrying amount at 31 December 2019	3,014	5,599	1,458	667	10,738

(in USD million)	Exploration expenses	Acquisition costs - oil and gas prospects	Goodwill	Other	Total

Cost at 31 December 2017	2,715	5,363	339	419	8,836
Additions through business combinations	0	116	265	392	773
Additions	392	917	0	(7)	1,302
Disposals at cost	(272)	(89)	0	(4)	(364)
Transfers	(13)	(148)	0	0	(161)
Expensed exploration expenditures previously capitalised	(68)	(289)	0	0	(357)
Effect of changes in foreign exchange	(70)	(17)	(39)	(2)	(128)

Cost at 31 December 2018	2,685	5,854	565	797	9,901

Accumulated depreciation and impairment losses at 31 December 2017				(215)	(215)
Amortisation and impairments for the year				(13)	(13)
Amortisation and impairment losses disposed intangible assets				(2)	(2)
Effect of changes in foreign exchange				1	1

Accumulated depreciation and impairment losses at 31 December 2018				(229)	(229)

Carrying amount at 31 December 2018	2,685	5,854	565	568	9,672

Aging of capitalised exploration expenditures [text block]
The table below shows the aging of capitalised exploration expenditures.
(in USD million)	2019	2018

Less than one year	1,274	392
Between one and five years	1,056	1,406
More than five years	684	887

Total	3,014	2,685

Components of the exploration expenses [text block]
The table below shows the components of the exploration expenses.
	Full year
(in USD million)	2019	2018	2017

Exploration expenditures	1,584	1,438	1,234
Expensed exploration expenditures previously capitalised	777	357	(8)
Capitalised exploration	(507)	(390)	(167)

Exploration expenses	1,854	1,405	1,059